Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.0%)
Australia (0.5%)
[1]	BHP Group Ltd. (XLON) Class DI	1,541,806	37,585
Brazil (0.8%)
	Petroleo Brasileiro SA ADR (XNYS)	1,895,333	24,374
	B3 SA - Brasil Bolsa Balcao	11,159,300	18,543
	Ambev SA	8,841,310	16,812
			59,729
Canada (2.5%)
*	Shopify Inc. Class A (XTSE)	924,622	98,315
	Magna International Inc.	1,152,623	48,168
	Stella-Jones Inc.	486,663	24,102
	Brookfield Corp.	345,701	19,861
			190,446
China (2.9%)
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	1,166,000	42,501
	Alibaba Group Holding Ltd.	3,796,979	40,185
	China Overseas Land & Investment Ltd.	19,813,000	31,300
*	Li Auto Inc. Class A	2,382,358	28,456
*	PDD Holdings Inc. ADR	286,780	27,815
	Kweichow Moutai Co. Ltd. Class A	121,100	25,285
	ANTA Sports Products Ltd.	2,508,000	24,770
			220,312
Denmark (1.3%)
	Novo Nordisk A/S Class B	650,367	56,115
	Novo Nordisk A/S ADR	329,788	28,368
*	Genmab A/S	65,053	13,586
			98,069
Finland (0.4%)
	Nokia OYJ	3,837,668	16,976
	Nokia OYJ ADR	2,677,936	11,863
			28,839
France (2.9%)
	Sanofi SA	419,481	40,778
	Cie Generale des Etablissements Michelin SCA	1,017,313	33,475
	ArcelorMittal SA	1,380,084	32,066
	Rexel SA	1,000,420	25,480
	Hermes International SCA	8,306	19,929
	Nexans SA	154,122	16,650
*	SOITEC	173,994	15,650
	LVMH Moet Hennessy Louis Vuitton SE	20,167	13,266
	Sartorius Stedim Biotech	67,434	13,165
[2]	Amundi SA	135,117	8,992
			219,451
Germany (1.9%)
	Daimler Truck Holding AG	1,538,211	58,917
	BASF SE	1,061,256	46,537
	Fresenius Medical Care AG	887,763	40,420
			145,874
Hong Kong (0.7%)
	AIA Group Ltd.	5,322,400	38,230
	Galaxy Entertainment Group Ltd.	4,636,220	19,517
			57,747
India (0.6%)
[2]	Reliance Industries Ltd. GDR	776,783	44,086
Ireland (1.1%)
	Ryanair Holdings plc ADR	1,960,056	85,439

Vanguard® Global Equity Fund
		Shares	Market Value ($000)
Israel (0.4%)
*	Wix.com Ltd.	133,855	28,718
Italy (0.5%)
	Enel SpA	5,322,484	37,982
*	Saipem SpA	10,000	26
			38,008
Japan (3.7%)
	Keyence Corp.	127,936	52,002
	Recruit Holdings Co. Ltd.	699,100	48,593
	Olympus Corp.	2,608,000	38,938
	Daiichi Sankyo Co. Ltd.	894,400	24,474
	SMC Corp.	55,700	21,629
	Chugai Pharmaceutical Co. Ltd.	481,500	21,225
	Nippon Paint Holdings Co. Ltd.	3,079,300	19,881
	TDK Corp.	1,418,300	18,266
*	Rakuten Group Inc.	3,288,500	17,717
	Shiseido Co. Ltd.	701,100	12,398
	CyberAgent Inc.	1,737,400	11,956
			287,079
Netherlands (3.9%)
	Prosus NV	2,817,348	111,981
*,2	Adyen NV	35,325	52,496
	ING Groep NV	2,543,126	39,855
	Randstad NV	933,998	39,323
*	Argenx SE ADR	49,636	30,526
	ASM International NV	41,133	23,782
			297,963
Norway (0.3%)
	Schibsted ASA Class A	755,998	23,369
Other (0.1%)
[3]	Vanguard Growth ETF	26,062	10,697
Russia (0.0%)
*,4	Sberbank of Russia PJSC	3,912,108	—
*,4	VK Co. Ltd. GDR	128,137	—
*,4	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.6%)
*	Sea Ltd. ADR	335,558	35,603
*	Grab Holdings Ltd. Class A	2,674,837	12,625
			48,228
South Korea (1.9%)
*	Coupang Inc.	3,110,408	68,367
	Samsung Electronics Co. Ltd. (XKRX)	1,405,254	50,149
	Shinhan Financial Group Co. Ltd.	864,895	28,046
			146,562
Sweden (1.6%)
*	Spotify Technology SA	136,976	61,280
	Atlas Copco AB Class B	2,890,949	39,060
	Epiroc AB Class B	1,388,117	21,656
			121,996
Switzerland (1.4%)
	Cie Financiere Richemont SA Class A (Registered)	267,684	40,494
	UBS Group AG (Registered)	1,228,210	37,604
	Roche Holding AG	98,201	27,457
			105,555
Taiwan (2.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,841,000	124,833
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	287,516	56,781
			181,614
United Kingdom (4.2%)
	CRH plc (SGMX)	617,984	57,207
*	Flutter Entertainment plc	219,342	56,716
	Reckitt Benckiser Group plc	648,135	39,232

Vanguard® Global Equity Fund
		Shares	Market Value ($000)
	Shell plc	1,215,855	38,157
	HSBC Holdings plc	3,525,860	34,635
	Barclays plc	8,695,884	29,090
	NatWest Group plc	5,203,775	26,078
	J Sainsbury plc	7,220,773	24,674
	Bellway plc	487,401	15,156
			320,945
United States (60.4%)
	NVIDIA Corp.	2,415,111	324,325
*	Amazon.com Inc.	1,359,951	298,360
	Microsoft Corp.	661,155	278,677
	Meta Platforms Inc. Class A	268,142	157,000
	Alphabet Inc. Class A	810,386	153,406
	Martin Marietta Materials Inc.	223,075	115,218
*	DoorDash Inc. Class A	616,454	103,410
*	Netflix Inc.	116,006	103,398
	Elevance Health Inc.	240,002	88,537
	Service Corp. International	1,081,218	86,303
	Mastercard Inc. Class A	163,522	86,106
	Apple Inc.	314,476	78,751
	Eli Lilly & Co.	98,188	75,801
*	MercadoLibre Inc.	41,550	70,653
*	Trade Desk Inc. Class A	580,797	68,261
	Alphabet Inc. Class C	339,744	64,701
*	Block Inc. (XNYS)	752,147	63,925
*	Clean Harbors Inc.	259,045	59,617
	Cognizant Technology Solutions Corp. Class A	771,725	59,346
	UnitedHealth Group Inc.	106,128	53,686
	Baxter International Inc.	1,763,470	51,423
	Humana Inc.	200,133	50,776
	Capital One Financial Corp.	284,361	50,707
	Analog Devices Inc.	236,775	50,305
	Wells Fargo & Co.	700,099	49,175
*	AutoZone Inc.	15,288	48,952
*	CBRE Group Inc. Class A	370,573	48,652
*	Charter Communications Inc. Class A	139,822	47,927
	CVS Health Corp.	1,064,803	47,799
*	Synopsys Inc.	97,568	47,356
*	Cloudflare Inc. Class A	438,583	47,227
	Citigroup Inc.	667,131	46,959
	Dollar General Corp.	618,256	46,876
	Global Payments Inc.	384,962	43,139
	SS&C Technologies Holdings Inc.	548,431	41,560
	Bank of America Corp.	914,244	40,181
	S&P Global Inc.	80,427	40,055
	Moody's Corp.	84,252	39,882
	Dow Inc.	970,853	38,960
	Arthur J Gallagher & Co.	135,876	38,568
	Lear Corp.	403,624	38,223
	Texas Instruments Inc.	202,160	37,907
	Bristol-Myers Squibb Co.	668,044	37,785
*	Markel Group Inc.	21,154	36,517
*	Intuitive Surgical Inc.	68,203	35,599
*	Chewy Inc. Class A	995,046	33,324
*	Chipotle Mexican Grill Inc.	545,604	32,900
	Royalty Pharma plc Class A	1,285,441	32,792
*	AeroVironment Inc.	207,525	31,936
*	Alnylam Pharmaceuticals Inc.	135,369	31,854
*	Dutch Bros Inc. Class A	605,509	31,717
	HA Sustainable Infrastructure Capital Inc.	1,178,756	31,626
	MetLife Inc.	378,085	30,958
*	Exact Sciences Corp.	539,423	30,310
	NOV Inc.	2,059,130	30,063
	Medtronic plc	363,510	29,037
	PVH Corp.	273,044	28,874
	Advanced Drainage Systems Inc.	243,017	28,093
	Walt Disney Co.	244,978	27,278
*	Datadog Inc. Class A	189,699	27,106
*	Airbnb Inc. Class A	205,993	27,069

Vanguard® Global Equity Fund
		Shares	Market Value ($000)
	Tyson Foods Inc. Class A	469,676	26,978
	Comfort Systems USA Inc.	63,476	26,918
	Eaton Corp. plc	80,601	26,749
*	Norwegian Cruise Line Holdings Ltd.	1,005,084	25,861
*	Shake Shack Inc. Class A	193,060	25,059
	Thermo Fisher Scientific Inc.	48,103	25,025
*	CoStar Group Inc.	341,673	24,460
*	Builders FirstSource Inc.	165,383	23,638
	Entegris Inc.	228,416	22,627
*	Uber Technologies Inc.	367,072	22,142
	Gentex Corp.	752,694	21,625
*	Vertex Pharmaceuticals Inc.	53,137	21,398
*	HubSpot Inc.	30,703	21,393
*	SiteOne Landscape Supply Inc.	156,286	20,594
*	REVOLUTION Medicines Inc.	458,454	20,053
*	Coherent Corp.	211,452	20,031
	Edison International	236,180	18,857
*	Unity Software Inc.	833,056	18,719
	Amdocs Ltd.	217,950	18,556
*	Floor & Decor Holdings Inc. Class A	182,041	18,149
*	YETI Holdings Inc.	467,831	18,016
	Newell Brands Inc.	1,796,649	17,895
*	Aptiv plc	288,425	17,444
*	First Solar Inc.	97,527	17,188
*	Sweetgreen Inc. Class A	441,198	14,145
	Albemarle Corp.	161,261	13,881
*,1	Mobileye Global Inc. Class A	684,467	13,635
*	MongoDB Inc.	57,206	13,318
	Brunswick Corp.	199,147	12,881
*	Neogen Corp.	965,271	11,718
*	Champion Homes Inc.	131,032	11,544
*	Moderna Inc.	254,972	10,602
*	Dayforce Inc.	108,762	7,900
	Skyworks Solutions Inc.	83,462	7,401
	Wingstop Inc.	25,376	7,212
*,4	ABIOMED Inc. CVR	82,912	85
			4,620,625
Total Common Stocks (Cost $5,395,295)			7,418,936
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[5,6]	Vanguard Market Liquidity Fund, 4.466% (Cost $241,418)	2,414,488	241,449
Total Investments (100.1%) (Cost $5,636,713)			7,660,385
Other Assets and Liabilities—Net (-0.1%)			(11,166)
Net Assets (100%)			7,649,219
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,930,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $105,574,000, representing 1.4% of net assets.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $18,173,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Vanguard® Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	413	122,573	(1,979)
MSCI EAFE Index	March 2025	351	39,795	(556)
MSCI Emerging Markets Index	March 2025	343	18,416	(376)
				(2,911)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	3/19/25	AUD	2	USD	1	—	—
Barclays Bank plc	3/19/25	CAD	2	USD	2	—	—
Bank of America, N.A.	3/19/25	HKD	12	USD	2	—	—
Deutsche Bank AG	3/19/25	JPY	563	USD	4	—	—
Toronto-Dominion Bank	3/19/25	USD	9	CHF	8	—	—
Bank of Montreal	3/19/25	USD	326	EUR	309	6	—
State Street Bank & Trust Co.	3/19/25	USD	31	GBP	24	1	—
Bank of Montreal	3/19/25	USD	202	SEK	2,195	2	—
						9	—
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Vanguard® Global Equity Fund
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,835,360	35,355	85	4,870,800
Common Stocks—Other	458,082	2,090,054	—	2,548,136
Temporary Cash Investments	241,449	—	—	241,449
Total	5,534,891	2,125,409	85	7,660,385
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	9	—	9
Liabilities
Futures Contracts[1]	(2,911)	—	—	(2,911)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2024 Market Value ($000)
Vanguard Growth ETF	16,587	182,049	192,624	5,378	(693)	—	—	10,697
Vanguard Market Liquidity Fund	280,394	NA1	NA1	(2)	3	3,036	—	241,449
Total	296,981	182,049	192,624	5,376	(690)	3,036	—	252,146
1	Not applicable—purchases and sales are for temporary cash investment purposes.